Non-Controlling Interests - Movement (Details) - EUR (€) € in Millions			1 Months Ended	12 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of subsidiaries [line items]
Balance at beginning of the year	[1]			€ 8,606	€ 7,513		€ 7,977
Profit (loss)				500	213		163	[1]
Balance at end of the year		€ 7,603	€ 7,603	7,603	8,606	[1]	7,513	[1]
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	[1]			2,723	2,145		2,328
Profit (loss)				98	56
Acquisition / Divestment of non-controlling interests				(110)	484
Dividends paid				(141)	(66)
Other movements				4
Translation differences				(242)	104
Balance at end of the year		2,332	2,332	2,332	2,723	[1]	2,145	[1]
Non-controlling interests | Grifols (Thailand) Pte Ltd.
Disclosure of subsidiaries [line items]
Balance at beginning of the year				5	5
Balance at end of the year		5	5	5	5		5
Non-controlling interests | Grifols Malaysia Sdn Bhd
Disclosure of subsidiaries [line items]
Balance at beginning of the year					4
Acquisition / Divestment of non-controlling interests					(4)
Balance at end of the year							4
Non-controlling interests | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Balance at beginning of the year				(1)	(1)
Acquisition / Divestment of non-controlling interests		2		2
Balance at end of the year		1	1	1	(1)		(1)
Non-controlling interests | Haema, AG. (Germany)
Disclosure of subsidiaries [line items]
Balance at beginning of the year				260	254
Profit (loss)				11	6
Dividends paid				(87)
Balance at end of the year		184	184	184	260		254
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Balance at beginning of the year				146	148
Profit (loss)				40	28
Dividends paid				(26)	(40)
Translation differences				(19)	10
Balance at end of the year		141	141	141	146		148
Non-controlling interests | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Balance at beginning of the year				1,970	1,347
Profit (loss)				62	48
Acquisition / Divestment of non-controlling interests					508
Dividends paid				(27)	(25)
Translation differences				(224)	92
Balance at end of the year		1,781	1,781	1,781	1,970		1,347
Non-controlling interests | Plasmavita Healthcare
Disclosure of subsidiaries [line items]
Balance at beginning of the year				16	13
Profit (loss)				3	4
Dividends paid				(1)
Other movements				1
Translation differences					(1)
Balance at end of the year		19	19	19	16		13
Non-controlling interests | Haema Plasma Kft. (Hungary)
Disclosure of subsidiaries [line items]
Balance at beginning of the year					20
Acquisition / Divestment of non-controlling interests					(20)
Balance at end of the year							20
Non-controlling interests | Albimmune SL
Disclosure of subsidiaries [line items]
Balance at beginning of the year				(3)	(2)
Profit (loss)					(1)
Balance at end of the year		(3)	(3)	(3)	(3)		(2)
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Balance at beginning of the year				330	357
Profit (loss)				(18)	(29)
Acquisition / Divestment of non-controlling interests			(109)	(112)
Dividends paid					(1)
Other movements				3
Translation differences				1	3
Balance at end of the year		€ 204	€ 204	€ 204	€ 330		€ 357

[1]	(See Note 2.d)